Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Right-of-use Assets
a.
Right-of-use assets

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Land and buildings
Handsets base stations	$7,175	$7,577
Others	1,727	1,754
Equipment	2,201	1,907
	$11,103	$11,238

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Additions to right-of-use assets	$4,669	$4,369	$4,415
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,789	$2,863	$2,939
Others	786	770	787
Equipment	410	349	346
	$3,985	$3,982	$4,072

Summary of Lease Liabilities	b. Lease liabilities

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Lease liabilities
Current	$3,339	$3,505
Noncurrent	7,334	7,470
	$10,673	$10,975

Summary of Range of Discount Rate for Lease Liabilities

December 31
	2022	2023
Land and buildings
Handsets base stations	0.37%-1.71%	0.37%-1.84%
Others	0.37%-9.00%	0.37%-9.00%
Equipment	0.37%-2.99%	0.37%-3.50%

Summary of Total Cash Outflow for Leases
d.
Other lease information

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Expenses relating to low-value asset leases	$8	$9	$9
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$7	$8	$8
Total cash outflow for leases	$3,813	$3,869	$4,006